Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2023	$ 1	$ 186	$ (117,468)	$ 56,941,222	$ (57,403,227)	$ (579,286)
Balance, shares at Jan. 31, 2023	102,000	18,671,159
Receipt of subscription receivable			16,368			16,368
Cashless exercise of options		$ 3	(16,750)	16,747
Cashless exercise of options, shares		250,000
Issuance of common stock and warrants in private placement	$ 4	$ 240		1,007,669		$ 1,007,913
Issuance of common stock and warrants in private placement, shares	413,781	23,962,393
Issuance of common stock and warrants for settlement of liability	$ 2			11,112		11,114
Issuance of common stock and warrants for settlement of liability, shares	234,219
Issuance of common stock and warrants for equipment				1,908		1,908
Issuance of common stock and warrants for equipment, shares		35,092
Shares issued for conversion of notes		$ 57		233,224		233,281
Shares issued for conversion of notes, shares		5,666,917
Stock based compensation		$ 10		167,943		167,953
Stock based compensation, shares		978,300
Shares exchanged	$ (2)	$ 2
Shares exchanged, shares	(250,000)	250,000
Resolution of derivative liabilities due to debt conversions				158,208		158,208
Net income (loss)					(4,080,258)	(4,080,258)
Issuance of common stock and warrants in private placement, net
Balance at Jan. 31, 2024	$ 5	$ 498	(117,850)	58,538,033	(61,483,485)	(3,062,799)
Balance, shares at Jan. 31, 2024	500,000	49,813,861
Cashless exercise of options		$ 1		(1)
Cashless exercise of options, shares		70,002
Stock based compensation				77,626		77,626
Net income (loss)					311,381	311,381
Settlement of subscription receivable			16,750			16,750
Balance at Apr. 30, 2024	$ 5	$ 499	(101,100)	58,615,658	(61,172,104)	(2,657,042)
Balance, shares at Apr. 30, 2024	500,000	49,883,863
Balance at Jan. 31, 2024	$ 5	$ 498	(117,850)	58,538,033	(61,483,485)	(3,062,799)
Balance, shares at Jan. 31, 2024	500,000	49,813,861
Cashless exercise of options		$ 1		(1)
Cashless exercise of options, shares		70,002				75,000
Issuance of common stock and warrants in private placement		$ 11		171,028		$ 171,039
Issuance of common stock and warrants in private placement, shares		1,133,574
Issuance of common stock and warrants for equipment
Shares issued for conversion of notes		$ 9		114,391		114,400
Shares issued for conversion of notes, shares		867,389
Stock based compensation		$ 2		679,266		679,268
Stock based compensation, shares		225,000
Resolution of derivative liabilities due to debt conversions				52,476		52,476
Net income (loss)					2,122,189	2,122,189
Settlement of subscription receivable			16,750			16,750
Shares issued for cash, net		$ 11		70,908		70,919
Shares issued for cash, net, shares		1,122,672
Shares issued for deferred financing costs		$ 1		19,999		20,000
Shares issued for deferred financing costs, shares		100,000
Reclass of APIC to derivative liabilities for tainted warrants				(1,858,199)		(1,858,199)
Issuance of common stock and warrants in private placement, net						124,693
Balance at Jan. 31, 2025	$ 5	$ 533	(101,100)	57,787,901	(59,361,296)	$ (1,673,957)
Balance, shares at Jan. 31, 2025	500,000	53,332,498
Cashless exercise of options, shares
Shares issued for conversion of notes		$ 4		24,636		$ 24,640
Shares issued for conversion of notes, shares		436,904
Stock based compensation		$ 3		33,345		33,348
Stock based compensation, shares		250,000
Net income (loss)					(336,132)	(336,132)
Shares issued for cash, net		$ 14		91,826		91,840
Shares issued for cash, net, shares		1,369,961
Issuance of common stock and warrants in private placement, net		$ 36		469,739		469,775
Issuance of common stock and warrants in private placement, net, shares		3,626,691
Balance at Apr. 30, 2025	$ 5	$ 590	$ (101,100)	$ 58,407,447	$ (59,697,428)	$ (1,390,486)
Balance, shares at Apr. 30, 2025	500,000	59,016,054